UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07324

Chesapeake Investment Trust
(Exact name of registrant as specified in charter)

285 Wilmington-West Chester Pike Chadds Ford, Pennsylvania	19317
(Address of principal executive offices)	(Zip code)

CT Corporation System, 155 Federal Street, Suite 700 Boston, MA 02110
(Name and address of agent for service)

With a copy to:

Simon H. Berry	John H. Lively
Ultimus Fund Solutions, LLC	The Law Offices of John H. Lively & Associates, Inc.
225 Pictoria Drive, Suite 450	A Member Firm of the 1940 Act Law Group
Cincinnati, Ohio 45246	11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Registrant's telephone number, including area code:	(610) 558-2800

Date of fiscal year end:	October 31, 2017

Date of reporting period:	April 30, 2017

Item 1.	Reports to Stockholders.

The Chesapeake Growth Fund Semi-Annual Report April 30, 2017 (Unaudited)
Investment Advisor	Administrator
Gardner Lewis Asset Management, L.P. 285 Wilmington-West Chester Pike Chadds Ford, Pennsylvania 19317 www.chesapeakefunds.com	Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, Ohio 45246-0707 1-800-430-3863

The Chesapeake Growth Fund

The Chesapeake Growth Fund vs S&P 500® Total Return Index
Sector Diversification
April 30, 2017 (Unaudited)

Top Ten Equity Holdings
April 30, 2017 (Unaudited)

Security Description	% of Net Assets
Goldman Sachs Group, Inc. (The)	6.5%
Alphabet, Inc. - Class C	6.4%
Bank of America Corporation	6.4%
Humana, Inc.	5.8%
Amazon.com, Inc.	4.7%
Facebook, Inc. - Class A	4.4%
Apple, Inc.	4.3%
MasterCard, Inc. - Class A	3.9%
salesforce.com, inc.	3.7%
Pioneer Natural Resources Company	3.4%

The Chesapeake Growth Fund Schedule of Investments April 30, 2017 (Unaudited)
Common Stocks — 93.1%	Shares	Value
Consumer Discretionary — 21.8%
Internet & Direct Marketing Retail — 6.8%
Amazon.com, Inc. *	1,584	$1,465,184
Priceline Group, Inc. (The) *	351	648,234
		2,113,418
Media — 9.7%
Liberty Broadband Corporation - Series A *	2,641	237,505
Liberty Broadband Corporation - Series C *	4,181	381,140
Liberty Formula One Group - Series A *	13,272	450,054
Liberty SiriusXM Group - Series A *	16,014	610,133
Liberty SiriusXM Group - Series C *	16,848	640,055
Walt Disney Company (The)	6,010	694,756
		3,013,643
Specialty Retail — 3.0%
TJX Companies, Inc. (The)	11,690	919,302

Textiles, Apparel & Luxury Goods — 2.3%
Canada Goose Holdings, Inc. *	5,281	88,879
Coach, Inc.	10,673	420,410
lululemon athletica, inc. *	4,300	223,600
		732,889
Consumer Staples — 3.2%
Food & Staples Retailing — 3.2%
Costco Wholesale Corporation	5,509	977,958

Energy — 10.0%
Oil, Gas & Consumable Fuels — 10.0%
Concho Resources, Inc. *	3,262	413,165
EOG Resources, Inc.	11,088	1,025,640
Parsley Energy, Inc. - Class A *	19,785	589,395
Pioneer Natural Resources Company	6,134	1,061,121
		3,089,321
Financials — 20.2%
Banks — 8.2%
Bank of America Corporation	84,820	1,979,699
Citigroup, Inc.	9,700	573,464
		2,553,163
Capital Markets — 8.1%
Charles Schwab Corporation (The)	12,551	487,606
Goldman Sachs Group, Inc. (The)	9,015	2,017,557
		2,505,163

The Chesapeake Growth Fund Schedule of Investments (Continued)
Common Stocks — 93.1% (Continued)	Shares	Value
Financials — 20.2% (Continued)
Diversified Financial Services — 3.9%
MasterCard, Inc. - Class A	10,456	$1,216,242

Health Care — 8.7%
Biotechnology — 1.9%
Incyte Corporation *	4,838	601,266

Health Care Providers & Services — 5.8%
Humana, Inc.	8,110	1,800,258

Pharmaceuticals — 1.0%
Jazz Pharmaceuticals plc *	1,935	308,207

Industrials — 2.1%
Aerospace & Defense — 1.0%
Lockheed Martin Corporation	1,169	314,987

Machinery — 1.1%
Middleby Corporation (The) *	2,355	320,586

Information Technology — 26.3%
Electronic Equipment, Instruments & Components — 0.9%
IPG Photonics Corporation *	2,215	279,799

Internet Software & Services — 12.3%
Alibaba Group Holdings Ltd. - ADR *	2,980	344,190
Alphabet, Inc. - Class C *	2,206	1,998,548
Facebook, Inc. - Class A *	9,159	1,376,140
Trivago N.V. - ADR *	7,145	122,322
		3,841,200
IT Services — 2.0%
PayPal Holdings, Inc. *	5,049	240,938
Square, Inc. - Class A *	20,725	378,024
		618,962
Software — 6.8%
Electronic Arts, Inc. *	5,329	505,296
Microsoft Corporation	3,872	265,077
salesforce.com, inc. *	13,287	1,144,276
Snap, Inc. - Class A*	8,370	188,744
		2,103,393

The Chesapeake Growth Fund Schedule of Investments (Continued)
Common Stocks — 93.1% (Continued)	Shares	Value
Information Technology — 26.3% (Continued)
Technology Hardware, Storage & Peripherals — 4.3%
Apple, Inc.	9,295	$1,335,226

Materials — 0.8%
Construction Materials — 0.8%
Martin Marietta Materials, Inc.	1,135	249,916

Total Common Stocks (Cost $19,423,300)		$28,894,899

Money Market Funds — 8.3%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.60% (a) (Cost $2,576,283)	2,576,283	$2,576,283

Total Investments at Value — 101.4% (Cost $21,999,583)		$31,471,182

Liabilities in Excess of Other Assets — (1.4%)		(420,194)

Total Net Assets — 100.0%		$31,050,988

ADR - American Depositary Receipt.
*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of April 30, 2017.
See accompanying notes to financial statements.

The Chesapeake Growth Fund Statement of Assets and Liabilities April 30, 2017 (Unaudited)
ASSETS
Investments in securities:
At acquisition cost	$21,999,583
At value (Note 2)	$31,471,182
Cash	1,857
Receivable for investment securities sold	182,994
Receivable for capital shares sold	3,985
Dividends receivable	5,220
Other assets	21,037
TOTAL ASSETS	31,686,275

LIABILITIES
Payable for investment securities purchased	575,267
Payable to Advisor (Note 5)	25,184
Accrued compliance service fees (Note 5)	5,000
Accrued distribution and service plan fees (Note 5)	3,385
Payable to administrator (Note 5)	5,000
Accrued Trustees’ fees (Note 4)	7,067
Other accrued expenses	14,384
TOTAL LIABILITIES	635,287

NET ASSETS	$31,050,988

Net assets consist of:
Paid-in capital	$166,267,176
Accumulated net investment loss	(578,856)
Accumulated net realized losses from security transactions	(144,108,931)
Net unrealized appreciation on investments	9,471,599
NET ASSETS	$31,050,988

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,121,745

Net asset value, offering price and redemption price per share (Note 2)	$27.68

See accompanying notes to financial statements.

The Chesapeake Growth Fund Statement of Operations For the Six Months Ended April 30, 2017 (Unaudited)
INVESTMENT INCOME
Dividends	$108,842

EXPENSES
Investment advisory fees (Note 5)	152,893
Administration fees (Note 5)	30,000
Compliance service fees (Note 5)	30,000
Distribution and service plan fees (Note 5)	21,837
Professional fees	19,742
Registration and filing fees	13,386
Trustees’ fees (Note 4)	10,167
Shareholder account maintenance fees	5,796
Custodian and bank service fees	5,049
Insurance expense	4,742
Postage and supplies	4,387
Printing of shareholder reports	1,230
Other expenses	9,909
TOTAL EXPENSES	309,138

NET INVESTMENT LOSS	(200,296)

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from security transactions	1,363,168
Net change in unrealized appreciation (depreciation) on investments	2,795,090

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	4,158,258

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,957,962

See accompanying notes to financial statements.

The Chesapeake Growth Fund Statements of Changes in Net Assets
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
FROM OPERATIONS
Net investment loss	$(200,296)	$(425,499)
Net realized gains from security transactions	1,363,168	2,044,267
Net change in unrealized appreciation (depreciation) on investments	2,795,090	(3,191,724)
Net increase (decrease) in net assets resulting from operations	3,957,962	(1,572,956)

FROM CAPITAL SHARE TRANSACTIONS
Net assets received in conjunction with fund merger (Note 1)	—	10,616,124
Proceeds from shares sold	121,449	1,891,110
Payments for shares redeemed	(2,527,496)	(9,279,047)
Net increase (decrease) in net assets from capital share transactions	(2,406,047)	3,228,187

TOTAL INCREASE IN NET ASSETS	1,551,915	1,655,231

NET ASSETS
Beginning of period	29,499,073	27,843,842
End of period	$31,050,988	$29,499,073

ACCUMULATED NET INVESTMENT LOSS	$(578,856)	$(378,560)

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares issued in conjunction with fund merger (Note 1)	—	453,036
Shares sold	4,644	73,685
Shares redeemed	(95,604)	(400,025)
Net increase (decrease) in shares outstanding	(90,960)	126,696
Shares outstanding, beginning of period	1,212,705	1,086,009
Shares outstanding, end of period	1,121,745	1,212,705

See accompanying notes to financial statements.

The Chesapeake Growth Fund Financial Highlights
Per share data for a share outstanding throughout each period:
	Six Months Ended April 30, 2017 (Unaudited)		Years Ended October 31,
			2016	2015	2014	2013	2012
Net asset value at beginning of period	$24.33		$25.64	$23.31	$20.21	$15.67	$14.23

Income (loss) from investment operations:
Net investment loss	(0.20)		(0.33)	(0.27)	(0.28)	(0.21)	(0.22)
Net realized and unrealized gains (losses) on investments	3.55		(0.98)	2.60	3.38	4.75	1.66
Total from investment operations	3.35		(1.31)	2.33	3.10	4.54	1.44

Net asset value at end of period	$27.68		$24.33	$25.64	$23.31	$20.21	$15.67

Total return (a)	13.77	%(b)	(5.11%)	10.00%	15.34%	28.97%	10.12%

Net assets at end of period (000’s)	$31,051		$29,499	$27,844	$27,775	$26,439	$26,651

Ratio of net expenses to average net assets	2.02	%(c)	2.34%	1.89%	1.94%	2.02%	1.67	%(d)

Ratio of net investment loss to average net assets	(1.31	%)(c)	(1.65%)	(0.99%)	(1.15%)	(1.04%)	(0.86%)

Portfolio turnover rate	26	%(b)	79%	65%	49%	48%	35%

(a)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Not annualized.
(c)	Annualized.
(d)

Absent investment advisory fee reductions by the Advisor and expense reimbursements through a directed brokerage arrangement, the ratio of expenses to average net assets would have been 1.87% for the year ended October 31, 2012.

See accompanying notes to financial statements.

The Chesapeake Growth Fund Notes to Financial Statements April 30, 2017 (Unaudited)

1. Organization

The Chesapeake Growth Fund (the “Fund”) is a diversified series of The Chesapeake Investment Trust (the “Trust”), an open-end management investment company organized as a Delaware statutory trust and registered under the Investment Company Act of 1940. The Fund commenced operations on September 29, 1997.

The Fund is the successor to The Chesapeake Core Growth Fund (the “Predecessor Fund”), a series of The Gardner Lewis Investment Trust (the “Former Trust”). The Former Trust was organized as a Massachusetts business trust. At a shareholder meeting held May 25, 2016, the shareholders of the Predecessor Fund approved the reorganization of the Predecessor Fund into the Trust (the “Reorganization”). The Reorganization became effective on June 29, 2016 and, as a result, the assets and liabilities of the Predecessor Fund were transferred to the Fund in exchange for shares of the Fund. Immediately following the Reorganization on June 29, 2016, the Fund changed its name from The Chesapeake Core Growth Fund to The Chesapeake Growth Fund.

On June 29, 2016, immediately prior to the Reorganization, The Chesapeake Growth Fund (the “Acquired Fund”), previously a series of the Former Trust, consummated a tax-free merger (the “Merger”) into the Fund. Pursuant to the terms of the agreement governing the Merger, each share of the Acquired Fund was converted into an equivalent dollar amount of shares of the Fund, based on the net asset value of the Fund and the Acquired Fund as of June 29, 2016 ($23.43 and $15.28, respectively), resulting in a conversion ratio of 0.652185 shares of the Fund for each share of the Acquired Fund. The Fund issued 453,036 shares to shareholders of the Acquired Fund. The basis of the assets transferred from the Acquired Fund reflected the historical basis of the assets as of the date of the tax-free merger. Net assets of the Fund and the Acquired Fund as of the Merger date were $18,471,200 and $10,616,124, respectively, including unrealized appreciation on investments of $3,917,806 and $2,478,176, respectively. The Acquired Fund’s net assets as of the Merger date included accumulated realized capital losses of $446,032. Total net assets of the Fund immediately after the Merger were $29,087,324.

The investment objective of the Fund is to seek capital appreciation.

2. Significant Accounting Policies

As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

The Chesapeake Growth Fund Notes to Financial Statements (Unaudited) (Continued)

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to Regulation S-X, which will impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact, management believes that many of the Regulation S-X amendments are consistent with the Fund’s current financial statement presentation and expects that the Fund will be able to comply with the amendments by the August 1, 2017 compliance date.

The following is a list of the Fund’s significant accounting policies. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies adopted by the Board of Trustees of the Trust and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The Chesapeake Growth Fund Notes to Financial Statements (Unaudited) (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks	$28,894,899	$—	$—	$28,894,899
Money Market Funds	2,576,283	—	—	2,576,283
Total	$31,471,182	$—	$—	$31,471,182

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type. As of April 30, 2017, the Fund did not have any transfers into or out of any Level. There were no Level 2 or Level 3 securities or derivative instruments held by the Fund as of April 30, 2017. It is the Fund’s policy to recognize transfers into or out of any Level at the end of the reporting period.

Share valuation – The net asset value per share of the Fund is calculated as of the close of trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m., Eastern Time) on each day that the Exchange is open for business. The net asset value per share of the Fund is calculated by dividing the total value of the Fund’s assets, minus liabilities, by the number of shares outstanding. The offering price and redemption price per share is equal to the net asset value per share.

Security transactions and investment income – Security transactions are accounted for on trade date. Cost of securities sold is determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned and includes amortization of discounts and premiums. Withholding taxes on foreign dividends, if any, have been recorded in accordance with the Fund’s understanding of the appropriate country’s rules and tax rates.

Distributions to shareholders – Distributions arising from net investment income and net realized capital gains, if any, are declared and paid at least annually. The amount of distributions from net investment income and net realized capital gains are determined in accordance with income tax regulations, which may differ from GAAP, and are recorded on the ex-dividend date. There were no distributions paid to shareholders during the periods ended April 30, 2017 and October 31, 2016.

The Chesapeake Growth Fund Notes to Financial Statements (Unaudited) (Continued)

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986 (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of April 30, 2017:

Cost of portfolio investments	$22,261,614
Gross unrealized appreciation	$9,331,782
Gross unrealized depreciation	(122,214)
Net unrealized appreciation	9,209,568
Capital loss carryforwards	(145,189,622)
Other net gains	763,866
Accumulated deficit	$(135,216,188)

The difference between the federal income tax cost of portfolio investments and the financial statement cost of portfolio investments is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

During the year ended October 31, 2016, the Fund assumed from the Acquired Fund short-term capital loss carryforwards (“CLCFs”) of $379,867, which have no expiration. These CLCFs have a maximum amount of $283,863 available each year.

As of October 31, 2016, the Fund had the following short-term CLCFs for federal income tax purposes:

Expires October 31, 2017	$117,883,434
Expires October 31, 2018	27,007,247
No expiration	298,941
$145,189,622

The Chesapeake Growth Fund Notes to Financial Statements (Unaudited) (Continued)

These CLCFs may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders. Given the current size of the Fund, it is highly unlikely that the Fund will be able to fully utilize all of its CLCFs prior to their expiration.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more-likely-than-not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on federal income tax returns for the current and all open tax years (October 31, 2013 through October 31, 2016) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Fund identifies its major tax jurisdiction as U.S. Federal.

3. Investment Transactions

During the six months ended April 30, 2017, cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $7,570,328 and $10,276,797, respectively.

4. Trustees and Officers

A Trustee and certain officers of the Trust are affiliated with Gardner Lewis Asset Management, L.P. (the “Advisor”), the investment advisor to the Fund, and certain officers are affiliated with Ultimus Fund Solutions, LLC (“Ultimus”), the Fund’s administrator, transfer agent and fund accounting agent, and Ultimus Fund Distributors, LLC (“UFD”), the Fund’s principal underwriter.

Each Trustee of the Trust who is not affiliated with the Advisor (“Independent Trustee”) receives an annual retainer of $10,000. In addition, the Fund pays each Independent Trustee $600 for attendance at each Board meeting, either in person or by telephone, plus reimbursement of any travel and other expenses incurred in attending meetings.

5. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

Under the terms of the Investment Advisory Agreement between the Trust and the Advisor, the Advisor serves as the investment advisor to the Fund. For its services, the Fund pays the Advisor an investment advisory fee at the annual rate of 1.00% of the Fund’s average daily net assets.

The Chief Compliance Officer of the Trust is an employee of the Advisor. The Fund reimburses the Advisor $60,000 annually for the services provided by the Chief Compliance Officer to the Trust.

The Chesapeake Growth Fund Notes to Financial Statements (Unaudited) (Continued)

ADMINISTRATOR

Pursuant to servicing agreements between the Trust and Ultimus, Ultimus provides administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services for the Fund. The Fund pays Ultimus fees in accordance with the agreements for its services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Fund’s portfolio securities.

DISTRIBUTION AND SERVICE FEES

The Trust has adopted a distribution plan, pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Rule 12b-1 Plan”), pursuant to which the Fund may incur certain costs for distribution and/or shareholder servicing expenses not to exceed 0.25% per annum of the Fund’s average daily net assets. During the six months ended April 30, 2017, the Fund incurred $21,837 in distribution and service fees under the Rule 12b-1 Plan.

DISTRIBUTION AGREEMENT

Under the terms of a Distribution Agreement with the Trust, UFD provides distribution services to the Trust and serves as principal underwriter to the Fund. UFD is a wholly-owned subsidiary of Ultimus. UFD receives compensation from the Fund for such services, which is paid pursuant to the Rule 12b-1 Plan discussed above.

6. Sector Risk

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, a particular set of circumstances may affect this sector or companies within the sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of April 30, 2017, the Fund had 26.3% of the value of its net assets invested in stocks within the Information Technology sector.

The Chesapeake Growth Fund Notes to Financial Statements (Unaudited) (Continued)

7. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The maximum exposure of the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

8. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

The Chesapeake Growth Fund About Your Fund’s Expenses (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees, Rule 12b-1 distribution fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table that follows are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (November 1, 2016) and held until the end of the period (April 30, 2017).

The table that follows illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

The Chesapeake Growth Fund About Your Fund’s Expenses (Unaudited) (Continued)

More information about the Fund’s expenses, including historical expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,137.70	$ 10.71
Based on Hypothetical 5% Return	$1,000.00	$1,014.78	$ 10.09

*	Expenses are equal to the Fund’s annualized expense ratio of 2.02% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Other Information (Unaudited)

The Trust files a complete listing of the Fund’s portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available free of charge, upon request, by calling the Trust toll-free at 1-800-430-3863. Furthermore, you may obtain a copy of these filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling the Trust toll-free at 1-800-430-3863, or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling the Trust toll-free at 1-800-430-3863, or on the SEC’s website at http://www.sec.gov.

Rev. December 2010

Privacy Notice

FACTS	WHAT DOES THE GARDNER LEWIS INVESTMENT TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■ Social Security number

■ Assets

■ Retirement Assets

■ Transaction History

■ Checking Account Information

■ Purchase History

■ Account Balances

■ Account Transactions

■ Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Gardner Lewis Investment Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Gardner Lewis Investment Trust share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-430-3863

Who we are
Who is providing this notice?	Gardner Lewis Investment Trust Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the Gardner Lewis Investment Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Gardner Lewis Investment Trust collect my personal information?

We collect your personal information, for example, when you

■ Open an account

■ Provide account information

■ Give us your contact information

■ Make deposits or withdrawals from your account

■ Make a wire transfer

■ Tell us where to send the money

■ Tell us who receives the money

■ Show your government-issued ID

■ Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■ Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■ Affiliates from using your information to market to you

■ Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■ Gardner Lewis Asset Management, L.P., the investment adviser to the Gardner Lewis Investment Trust, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ The Gardner Lewis Investment Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Gardner Lewis Investment Trust does not jointly market.

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The Chesapeake Growth Fund
is a series of
Chesapeake Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:
The Chesapeake Growth Fund c/o Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, Ohio 45246-0707	Gardner Lewis Asset Management 285 Wilmington-West Chester Pike Chadds Ford, Pennsylvania 19317

Toll-Free Telephone:
1-800-430-3863

World Wide Web @:
www.chesapeakefunds.com

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(2) Certifications for each principal executive officer and principal financial officer of the registrant required by Rule 30a-2(a) under the Act.

(b) Certifications for each principal executive officer and principal financial officer of the registrant required by Rule 30a-2(b) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Chesapeake Investment Trust

By (Signature and Title)*		/s/ W. Whitfield Gardner
W. Whitfield Gardner, Chairman and Chief Executive Officer (Principal Executive Officer)

Date	July 7, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ W. Whitfield Gardner
W. Whitfield Gardner, Chairman and Chief Executive Officer (Principal Executive Officer)

Date	July 7, 2017

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer (Principal Financial Officer)

Date	July 7, 2017

*	Print the name and title of each signing officer under his or her signature.